Petroleum and Natural Gas Sales	12 Months Ended
Dec. 31, 2023
Disclosure of revenue from contracts with customers [Abstract]
Petroleum and Natural Gas Sales	PETROLEUM AND NATURAL GAS SALES
Petroleum and natural gas sales from contracts with customers for the Company's Canadian and U.S. operating segments is set forth in the following table.

	Years Ended December 31
	2023			2022
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$574,910	$1,454,213	$2,029,123	$693,043	$777,506	$1,470,549
Heavy oil	1,081,549	—	1,081,549	1,102,076	—	1,102,076
NGL	23,174	122,823	145,997	30,847	89,658	120,505
Natural gas	49,388	76,564	125,952	100,595	95,320	195,915
Total petroleum and natural gas sales	$1,729,021	$1,653,600	$3,382,621	$1,926,561	$962,484	$2,889,045

Included in trade receivables at December 31, 2023 is $271.1 million of accrued receivables related to delivered volumes (December 31, 2022 - $180.3 million).